Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (3,280,254)	$ (6,131,479)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	101,871	282,950
Impairment loss		716,000
Stock based compensation, including amortization of deferred equity compensation	158,625	210,333
Gain on change in fair value of derivative financial instruments	(8,644)
Amortization of debt discount	828,006	1,316,165
(Gain) loss on extinguishment of debt	(317,982)	178,986
Change in fair value of debt	618,208	(84,109)
Gain on sale of assets	(168,722)
Gain from realization of contingent sale consideration receivable		(125,355)
Other non-cash adjustments		(1,662)
Changes in operating assets and liabilities:
Accounts receivable		20,861
Inventory	26,724	88,536
Contract assets	20,058	(14,948)
Prepaid expenses and other current assets	47,866	19,346
Right of use lease assets	183,229	309,199
Accounts payable and accrued expenses	424,365	70,911
Lease liability	(184,261)	(310,627)
Contract liabilities	(162,899)	(39,229)
Net cash used in operating activities	(1,713,810)	(3,494,122)
Cash Flows from Investing Activities
Proceeds from sale of ACO Business		425,000
Proceeds from sale of assets of BTG business	125,000
Acquisition of property and equipment		(2,598)
Net cash used in investing activities	125,000	422,402
Cash Flows from Financing Activities
Proceeds from sale of common stock	30,000	405,000
Proceeds from related party notes payable and advances	1,609,840	3,270,000
Proceeds from third party notes payable	630,000	335,000
Repayment of related party notes payable and advances	(136,000)	(167,601)
Repayment of third party notes payable	(584,135)	(941,660)
Net cash provided by financing activities	1,549,705	2,900,739
Net decrease in cash	(39,105)	(170,981)
Cash, beginning of period	76,241	247,222
Cash, end of period	37,136	76,241
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	15,351	26,316
Cash paid during the period for income tax
Schedule of non-cash investing and financing activities:
Recognition of operating lease: right of use asset and lease liability	29,997	177,782
Extinguishment of operating lease: right of use asset and lease liability	(131,787)	(444,434)
Fair value of options issued in satisfaction of common stock issuable		283,869
Fair value of warrants allocated to proceeds of related party notes payable		758,523
Fair value of derivative financial instruments allocated to proceeds of third party notes payable	90,350
Fair value of beneficial conversion feature allocated to proceeds of related party notes payable	100,537	785,040
Original issue discounts allocated to proceeds of notes payable	239,695	163,969
Reclassification of historical amounts recognized for beneficial conversion features	10,175
Fair value of warrants issued to extend related party debt	73,626	38,645
Principal amount of convertible notes payable to related party refinanced	3,926,500	866,500
Incremental fair value of convertible note payable to related party resulting from refinancing	48,133
Forgiveness of related party debt	245,000
Expenses paid by related party	24,840
Fair value of shares issued for equity issuance costs	9,000	35,134
Accrued interest included in fair value of note payable	290,505	17,588
Accounts payable included in principal balance of notes payable to related party	27,692
Fair value of stock options issued to reduce accounts payable	38,284
Impact on par value of common stock from reverse stock split	$ 28,190